Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 14, 2012
Cash Management Fund (Prospectus Summary) | Cash Management Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CASH MANAGEMENT FUND SM
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and
		expenses were reflected, expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in
Class 4 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses
		shown would be higher.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S.
or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular
		security being evaluated.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INVESTING IN MONEY MARKET SECURITIES -- The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

LOW INTEREST RATE ENVIRONMENT -- During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

CREDIT AND LIQUIDITY SUPPORT -- Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
		agency, entity or person.
Risk Lose Money [Text]	rr_RiskLoseMoney	THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	INVESTMENT RESULTS
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year, and the fund's average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If
		insurance contract fees and expenses were included, results would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year, and the fund's average annual total returns for various periods.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns.	[1]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year, and the fund's average annual total returns for various periods.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The fund's highest/lowest quarterly results during this time period were: HIGHEST 1.18% (quarter ended December 31, 2006) LOWEST -0.21% (quarter ended December 31, 2009)
Caption	rr_AverageAnnualReturnCaption	For periods ended December 31, 2011: AVERAGE ANNUAL TOTAL RETURNS
Cash Management Fund (Prospectus Summary) | Cash Management Fund | Class 4
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2002	rr_AnnualReturn2002	0.74%
Annual Return 2003	rr_AnnualReturn2003	0.17%
Annual Return 2004	rr_AnnualReturn2004	0.46%
Annual Return 2005	rr_AnnualReturn2005	2.45%
Annual Return 2006	rr_AnnualReturn2006	4.29%
Annual Return 2007	rr_AnnualReturn2007	4.43%
Annual Return 2008	rr_AnnualReturn2008	1.64%
Annual Return 2009	rr_AnnualReturn2009	(0.60%)
Annual Return 2010	rr_AnnualReturn2010	(0.59%)
Annual Return 2011	rr_AnnualReturn2011	(0.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.21%)
Label	rr_AverageAnnualReturnLabel	CASH MANAGEMENT FUND
1 Year	rr_AverageAnnualReturnYear01	(0.76%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.80%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.20%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 1984

[1]	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares are expected to begin operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the "Plans of distribution" section of this prospectus and .25% of which is described in the "Fund expenses" section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.